Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–162.72%(a)
Alabama–2.92%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 4,875	$ 5,716,184
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	245	256,633
Birmingham (City of), AL Water Works Board;
Series 2015 A, Ref. RB(b)(c)(d)	5.00%	01/01/2042	4,995	5,701,285
Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	1,260	1,532,217
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $2,200,715)(e)(f)	5.50%	01/01/2043	2,525	1,678,891
Lower Alabama Gas District (The);
Series 2016 A, RB	5.00%	09/01/2046	1,635	2,414,336
Series 2016 A, RB(d)	5.00%	09/01/2046	2,700	3,986,977
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(g)	5.25%	05/01/2044	835	966,219
				22,252,742
Arizona–4.09%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,210	2,482,374
Arizona (State of) Industrial Development Authority;
Series 2019-2, Class A, Ctfs.	3.63%	05/20/2033	1,098	1,231,109
Series 2020 A, RB(g)	5.00%	12/15/2050	410	467,801
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2037	1,000	1,042,212
Series 2019 A, RB	5.00%	01/01/2038	1,000	1,038,938
Series 2019 B, RB	5.13%	01/01/2054	85	80,486
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(g)	5.25%	07/01/2052	1,250	1,276,496
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,105	1,205,616
Series 2017, Ref. RB	5.00%	11/15/2045	905	963,554
Goodyear (City of), AZ; Series 2020, RB (INS - AGM)(h)	4.00%	07/01/2045	1,750	2,046,126
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(g)	5.00%	07/01/2054	230	265,358
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(g)	6.50%	07/01/2034	510	581,137
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	3,175	3,243,108
Phoenix Civic Improvement Corp.;
Series 2017 A, RB(i)	5.00%	07/01/2042	1,585	1,907,135
Series 2017 A, RB(i)	5.00%	07/01/2047	2,535	3,032,023
Series 2020, RB(d)	5.00%	07/01/2049	3,070	3,793,364
Series 2020-XM0924, RB(d)	5.00%	07/01/2044	2,040	2,619,403
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(g)	5.00%	06/15/2052	365	384,797
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(g)	5.38%	07/01/2052	1,215	1,271,014
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	815	1,143,867
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	1,000	1,113,275
				31,189,193
Arkansas–0.08%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2039	500	626,925
California–17.73%
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(b)(c)(d)(j)	5.00%	04/01/2056	2,550	3,130,240
Series 2017, Ref. RB	4.00%	04/01/2037	2,200	2,548,864
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(k)	0.00%	08/01/2028	1,250	1,163,151
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(k)	0.00%	06/01/2055	$11,260	$ 940,999
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	300	355,657
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	100	121,075
Series 2020 B-2, Ref. RB(k)	0.00%	06/01/2055	1,700	340,749
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	3,800	3,862,757
Series 2012, GO Bonds	5.00%	04/01/2042	2,790	2,833,114
Series 2013, GO Bonds	5.00%	04/01/2037	1,850	1,961,300
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	2,500	2,713,189
Series 2019, Ref. GO Bonds	5.00%	11/01/2039	2,140	2,682,185
Series 2020-XM0909, GO Bonds(d)	3.00%	11/01/2050	2,375	2,553,926
Series 2020-XX1123, Ctfs.(d)(j)	4.00%	03/01/2046	3,070	3,624,996
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(g)	5.00%	04/01/2049	855	936,094
California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB	5.00%	05/01/2049	350	555,133
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System); Series 2021 A, Ref. RB	4.00%	08/15/2048	2,000	2,373,835
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	495	570,869
Series 2021 A, RB	3.25%	08/20/2036	745	844,973
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	842	961,678
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds); Series 2019, RB	5.00%	08/01/2044	2,080	2,594,027
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(g)	5.00%	06/01/2048	195	222,807
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	1,280	1,578,538
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(h)	4.00%	05/15/2046	620	724,771
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(i)	5.00%	12/31/2038	1,515	1,811,653
Series 2018 A, RB(i)	5.00%	12/31/2043	2,055	2,453,231
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I); Series 2017 A, RB	5.00%	06/01/2042	1,025	1,249,828
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(i)	4.00%	07/15/2029	1,700	1,943,733
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	255	286,335
California (State of) Pollution Control Finance Authority;
Series 2012, RB(g)(i)	5.00%	07/01/2027	1,255	1,345,111
Series 2012, RB(g)(i)	5.00%	07/01/2030	1,650	1,769,480
Series 2012, RB(g)(i)	5.00%	07/01/2037	3,610	3,744,759
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	875	987,161
Series 2016 A, RB(g)	5.00%	12/01/2041	1,380	1,585,552
Series 2016 A, RB(g)	5.25%	12/01/2056	1,025	1,179,840
California State University; Series 2020-XM0923, RB(d)	5.00%	11/01/2048	2,110	2,617,833
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(g)	3.13%	08/01/2056	850	785,759
CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(g)	4.00%	09/01/2056	850	894,141
Series 2021, RB(g)	4.00%	08/01/2056	510	529,040
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	530	530,934
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB(b)(k)	0.00%	01/01/2023	10,750	10,713,570
Series 2015, Ref. RB (INS - AGM)(h)(k)	0.00%	01/15/2034	4,225	3,311,861
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(b)(c)	5.00%	06/01/2023	$ 1,400	$ 1,499,420
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	2,245	2,600,646
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	2,755	3,189,355
Series 2018 A-1, Ref. RB	5.00%	06/01/2035	1,395	1,685,461
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	1,165	1,190,271
Long Beach (City of), CA; Series 2020-XM0865, Ctfs.(d)	7.15%	05/15/2044	2,045	2,573,302
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds); Series 2020 A, RB	4.00%	12/01/2043	3,400	4,060,345
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	2,315	3,711,241
Series 2009 B, RB	6.13%	11/01/2029	950	1,184,439
Series 2009 B, RB	7.00%	11/01/2034	595	909,984
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	2,055	2,368,040
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	5.00%	07/01/2051	1,535	1,965,869
Series 2021 B, RB(i)	4.00%	07/01/2046	1,195	1,393,435
Series 2021 B, RB(i)	5.00%	07/01/2056	2,470	3,086,972
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2016 B, RB(i)	5.00%	05/01/2041	5,000	5,871,441
Series 2019 A, RB(i)	5.00%	05/01/2036	1,195	1,486,254
Series 2019 A, RB(i)	5.00%	05/01/2039	2,400	2,969,448
Santa Cruz (County of), CA Capital Financing Authority; Series 2021 A, RB	4.00%	06/01/2046	815	967,244
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	685	733,331
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(k)	0.00%	06/01/2041	3,560	1,195,293
University of California;
Series 2018 AZ, Ref. RB(d)	4.00%	05/15/2048	2,460	2,828,239
Series 2020 BE, Ref. RB	5.00%	05/15/2042	3,020	3,877,928
Series 2021, RB(d)	4.00%	05/15/2047	2,385	2,802,563
Series 2021-XF1212, Revenue Ctfs.(d)	4.00%	05/15/2051	2,605	3,085,440
				135,170,709
Colorado–4.96%
Arkansas (State of) River Power Authority; Series 2006, RB(b)	5.88%	10/01/2026	1,260	1,441,343
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,060	1,157,903
Colorado (State of) Board of Governors;
Series 2012 A, RB (CEP - Colorado Higher Education Intercept Program)(b)(c)(d)	5.00%	03/01/2022	3,000	3,036,065
Series 2012 A, RB(b)(c)(d)	5.00%	03/01/2041	2,650	2,681,857
Colorado (State of) Health Facilities Authority; Series 2020-XX1130, Ctfs.(d)(j)	5.00%	08/01/2044	1,275	1,567,338
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	760	902,590
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,195	1,461,770
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,705	1,943,957
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The));
Series 2013, RB(b)(c)	5.63%	06/01/2023	500	540,332
Series 2017, Ref. RB(b)(c)	5.00%	06/01/2027	600	732,691
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	670	670,311
Series 2007 A, RB	5.30%	07/01/2037	345	341,380
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	945	1,068,216
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	537,474
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	540,024
Denver (City & County of), CO;
Series 2012 B, RB(b)(c)	5.00%	11/15/2022	1,750	1,829,551
Series 2018 A, Ref. RB(d)(i)	5.25%	12/01/2048	1,795	2,198,720
Series 2018 A-2, RB(k)	0.00%	08/01/2034	1,730	1,180,183
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	470	510,227
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	740	789,341
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	720	768,881
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	$ 665	$ 734,832
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	3,915	6,084,553
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	512,301
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2049	875	978,270
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	600	656,795
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.00%	12/01/2041	1,365	1,359,413
Series 2021 A-2, RB(l)	4.50%	12/01/2041	2,105	1,591,794
				37,818,112
District of Columbia–3.11%
District of Columbia; Series 2014 C, GO Bonds(d)	5.00%	06/01/2035	7,050	7,837,047
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	695	715,810
District of Columbia Water & Sewer Authority; Series 2013 A, RB(b)(c)(d)	5.00%	10/01/2023	3,080	3,347,852
Metropolitan Washington Airports Authority; Series 2021 A, Ref. RB(i)	4.00%	10/01/2038	2,500	3,004,218
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	6,720	6,827,586
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,705	1,931,586
				23,664,099
Florida–8.58%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	515	588,857
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB (Acquired 09/19/2013; Cost $1,000,000)(f)	8.13%	11/15/2041	1,000	1,000,172
Broward (County of), FL;
Series 2013 C, RB(b)(c)	5.25%	10/01/2023	2,380	2,595,538
Series 2015 A, RB(i)	5.00%	10/01/2045	1,440	1,652,229
Series 2017, RB(d)(i)(j)	5.00%	10/01/2047	2,645	3,179,329
Series 2019 B, RB(i)	4.00%	09/01/2044	850	970,425
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(g)	6.00%	07/01/2045	255	271,934
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs.(d)(j)	5.00%	07/01/2049	2,430	3,006,464
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,309,157)(e)(f)(g)	7.75%	05/15/2035	1,340	911,200
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(b)(c)	6.00%	04/01/2023	1,450	1,559,886
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,080	3,600,169
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(g)(i)	7.38%	01/01/2049	680	741,742
Gainesville (City of), FL (Utilities System); Series 2019 A, RB	5.00%	10/01/2044	1,250	1,572,568
Gramercy Farms Community Development District; Series 2011, Ref. RB(m)	0.00%	05/01/2039	1,340	696,800
Greater Orlando Aviation Authority; Series 2019 A, RB(i)	4.00%	10/01/2044	2,250	2,593,071
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	2,120	2,574,964
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	660	749,454
Series 2020 A, Ref. RB	5.75%	08/15/2050	290	328,644
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,070	1,206,638
Series 2020 B-3, RB	3.38%	08/15/2026	425	426,537
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	955	1,050,739
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(b)(c)(i)	5.00%	10/01/2022	1,000	1,039,243
Series 2012 B, Ref. RB(b)(c)	5.00%	10/01/2022	1,180	1,227,318
Series 2016 A, Ref. RB	5.00%	10/01/2041	2,855	3,395,503
Subseries 2021 B-1, Ref. RB(i)	4.00%	10/01/2046	1,365	1,588,117
Subseries 2021 B-1, Ref. RB(i)	4.00%	10/01/2050	2,900	3,361,915
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(d)	5.00%	04/01/2053	3,945	4,722,348
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	4,250	4,264,359
Orange (County of), FL Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, RB	7.00%	10/01/2025	495	497,118
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(i)	5.00%	10/01/2047	3,465	4,164,982
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(k)	0.00%	10/01/2044	$ 1,000	$ 482,939
Series 2020 A-2, Ref. RB(k)	0.00%	10/01/2051	1,200	439,815
Series 2020 A-2, Ref. RB(k)	0.00%	10/01/2052	460	162,056
Series 2020 A-2, Ref. RB(k)	0.00%	10/01/2053	455	154,133
Series 2020 A-2, Ref. RB(k)	0.00%	10/01/2054	390	127,010
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	510	552,771
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	855	1,024,530
Reunion East Community Development District; Series 2005, RB(e)(m)	5.80%	05/01/2036	348	3
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	1,149	689,526
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,085,742
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,380	1,556,238
Tender Option Bond Trust Receipts/Certificates; Series 2021-XM0942, Revenue Ctfs.(d)	4.00%	10/01/2051	3,025	3,567,742
				65,380,768
Georgia–4.31%
Atlanta (City of), GA; Series 2015, RB(d)	5.00%	11/01/2040	12,580	14,426,010
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	3,090	3,325,186
Brookhaven Development Authority;
Series 2020, RB(d)(j)	4.00%	07/01/2044	1,150	1,341,347
Series 2020, RB(d)(j)	4.00%	07/01/2049	1,710	1,981,116
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2042	1,000	1,195,562
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2051	1,000	1,140,285
Georgia (State of) Ports Authority; Series 2021, RB	4.00%	07/01/2043	640	774,249
Georgia Ports Authority;
Series 2021, RB(d)	4.00%	07/01/2046	855	1,027,627
Series 2021, RB(d)	4.00%	07/01/2051	2,550	3,045,842
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	1,000	1,180,915
Main Street Natural Gas, Inc.;
Series 2021 A, RB(c)	4.00%	09/01/2027	1,360	1,572,383
Series 2021 C, RB(c)	4.00%	12/01/2028	1,535	1,812,136
				32,822,658
Hawaii–0.79%
Hawaii (State of);
Series 2015 A, RB(i)	5.00%	07/01/2045	1,740	1,979,467
Series 2018 A, RB(i)	5.00%	07/01/2043	1,565	1,891,020
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(b)	5.50%	07/01/2043	2,000	2,150,508
				6,020,995
Idaho–0.35%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	885	912,314
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(g)	3.75%	09/01/2051	1,705	1,717,911
				2,630,225
Illinois–16.20%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	735	736,627
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	$ 1,075	$ 1,235,032
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	435	498,453
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	350	400,705
Series 2011 A, RB(b)(c)	5.25%	01/01/2022	2,910	2,922,002
Series 2012 A, GO Bonds	5.00%	01/01/2033	855	857,656
Series 2012 A, GO Bonds (INS - BAM)(h)	5.00%	01/01/2033	2,025	2,030,775
Series 2012, RB	5.00%	01/01/2042	2,745	2,766,780
Series 2014, RB	5.00%	11/01/2044	895	996,587
Series 2014, Ref. RB (INS - AGM)(h)	5.00%	01/01/2032	1,200	1,327,819
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,475	4,003,040
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,075	2,573,686
Series 2017-2, Ref. RB (INS - AGM)(h)	5.00%	11/01/2038	1,500	1,826,665
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(i)	5.50%	01/01/2032	2,770	2,913,963
Series 2014 A, Ref. RB(i)	5.00%	01/01/2041	1,275	1,383,292
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB(i)	5.00%	01/01/2046	865	966,376
Series 2015 D, RB	5.00%	01/01/2046	605	681,992
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,720	2,004,719
Series 2017 D, RB	5.25%	01/01/2042	1,385	1,665,103
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	655	768,528
Series 2018 A, Ref. GO Bonds (INS - AGM)(h)	5.00%	12/01/2032	735	907,824
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	911,142
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,025	1,071,070
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	3,220	4,743,428
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,785	2,101,922
Chicago (City of), IL Transit Authority;
Series 2011, RB(b)(c)(d)(j)	5.25%	12/01/2036	5,760	5,760,000
Series 2014, RB	5.00%	12/01/2044	3,485	3,916,722
Chicago Park District;
Series 2020 D, GO Bonds (INS - BAM)(h)	4.00%	01/01/2035	1,000	1,170,792
Series 2020 D, GO Bonds (INS - BAM)(h)	4.00%	01/01/2039	1,320	1,532,738
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2039	785	931,920
Illinois (State of);
Series 2013, GO Bonds (INS - BAM)(h)	5.50%	07/01/2038	2,525	2,720,160
Series 2014, GO Bonds	5.25%	02/01/2034	1,300	1,424,728
Series 2014, GO Bonds	5.00%	05/01/2035	370	406,608
Series 2014, GO Bonds	5.00%	05/01/2036	1,150	1,262,619
Series 2016, GO Bonds	5.00%	11/01/2036	930	1,087,716
Series 2017 A, GO Bonds	5.00%	12/01/2036	750	890,896
Series 2017 C, GO Bonds	5.00%	11/01/2029	270	324,472
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,825	1,981,226
Series 2017 D, GO Bonds	5.00%	11/01/2024	85	95,542
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,325	1,572,909
Series 2018 A, GO Bonds	6.00%	05/01/2027	780	976,531
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,255	1,520,825
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	600	623,317
Series 2020, GO Bonds	5.50%	05/01/2039	1,710	2,185,000
Illinois (State of) Finance Authority (Art Institute of Chicago);
Series 2012, RB(b)(c)	5.00%	03/01/2022	5	5,059
Series 2012, RB(b)(c)	5.00%	03/01/2022	995	1,006,835
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(b)(c)	5.00%	09/01/2024	1,470	1,655,111
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	370	370,515
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	60	67,028
Series 2019 A, Ref. RB	5.00%	11/01/2049	565	623,208
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	$ 2,430	$ 2,794,694
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,411	1,413,606
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,001,904
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,115	2,400,966
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	168,214
Series 2017, Ref. RB	5.25%	02/15/2037	200	217,435
Series 2017, Ref. RB	5.25%	02/15/2047	850	919,094
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)(c)(d)	5.25%	10/01/2052	3,720	3,966,443
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(h)(k)	0.00%	12/15/2029	2,800	2,420,420
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	1,800	2,061,434
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(h)	5.25%	06/15/2031	1,235	1,350,151
Series 2014, Ref. RB (INS - AGM)(h)	5.25%	06/15/2032	1,125	1,227,833
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(d)	5.00%	01/01/2038	3,875	4,064,635
Series 2015 A, RB(d)	5.00%	01/01/2040	6,480	7,396,366
Metropolitan Water Reclamation District of Greater Chicago (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2046	1,000	1,201,569
Peoria (County of), IL; Series 2011, GO Bonds(d)	5.00%	12/15/2041	1,800	1,806,764
Regional Transportation Authority;
Series 2000, RB (INS - NATL)(h)	6.50%	07/01/2030	2,305	3,082,275
Series 2002 A, RB (INS - NATL)(h)	6.00%	07/01/2029	1,175	1,571,210
Series 2018 B, RB	5.00%	06/01/2040	2,360	2,912,799
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB(d)	5.00%	01/01/2048	4,275	5,124,085
				123,509,560
Indiana–2.57%
Indiana (State of) Finance Authority (Kings Daughters Hospital & Health); Series 2010, RB	5.50%	08/15/2045	1,000	1,003,671
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	193,866
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(b)(c)(i)	5.00%	07/01/2023	500	535,512
Series 2013 A, RB(b)(c)(i)	5.00%	07/01/2023	715	765,783
Series 2013, RB(b)(c)(i)	5.00%	07/01/2023	3,960	4,241,257
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	5.00%	06/01/2032	1,825	1,856,706
Series 2012 A, RB	5.00%	06/01/2039	2,680	2,723,684
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB(b)(c)	5.25%	07/01/2023	1,500	1,617,647
Series 2016 A, Ref. RB	5.00%	01/01/2042	1,260	1,489,979
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB(d)	5.00%	02/01/2030	3,300	3,477,249
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(i)	6.75%	01/01/2034	1,500	1,663,640
				19,568,994
Iowa–1.47%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,425	1,453,445
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,325	1,427,854
Series 2013, Ref. RB(c)	5.25%	12/01/2037	1,290	1,401,935
Series 2019, Ref. RB	3.13%	12/01/2022	295	299,169
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	510	567,957
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	5.00%	06/01/2031	800	1,059,457
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	950	1,101,133
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	75	75,035
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,475	1,704,127
Series 2021 B-2, Ref. RB(k)	0.00%	06/01/2065	11,305	2,113,506
				11,203,618
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–0.56%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	$ 1,400	$ 1,518,425
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	2,470	2,747,350
				4,265,775
Kentucky–2.27%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(o)	1.45%	02/01/2025	720	725,561
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(h)	5.00%	12/01/2047	1,140	1,189,662
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	2,030	2,278,969
Series 2015 A, RB	5.00%	01/01/2045	340	381,169
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,290	1,525,083
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,035	1,209,451
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,000	1,113,007
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(c)	4.00%	02/01/2028	1,520	1,761,398
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB(b)(c)	5.75%	07/01/2023	1,000	1,086,978
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(d)(h)(j)	5.00%	09/01/2044	3,920	4,933,663
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,088,142
				17,293,083
Louisiana–1.38%
Jefferson Sales Tax District; Series 2019 B, RB (INS - AGM)(h)	4.00%	12/01/2039	1,000	1,196,571
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(g)	3.90%	11/01/2044	940	1,011,541
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	1,165	1,312,876
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana); Series 2020, Ref. RB	4.00%	04/01/2050	680	782,181
New Orleans (City of), LA Aviation Board; Series 2015 B, RB(i)	5.00%	01/01/2040	1,000	1,119,136
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(h)	5.00%	10/01/2043	455	562,457
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB(c)	4.00%	06/01/2022	1,000	1,017,978
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.25%	05/15/2031	320	321,187
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,680	1,715,186
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,415	1,444,113
				10,483,226
Maryland–1.44%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	399	471,558
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group); Series 2016 A, RB	5.50%	01/01/2046	1,540	1,858,114
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	790	921,865
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(b)(c)	5.00%	07/01/2024	1,620	1,812,312
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2051	415	474,009
Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	1,280	1,663,410
Montgomery (County of), MD; Series 2017 E, VRD GO Bonds(p)	0.01%	11/01/2037	2,400	2,400,000
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	750	809,748
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	550	592,683
				11,003,699
Massachusetts–1.95%
Massachusetts (Commonwealth of) (Consolidated Loan of 2019); Series 2019, GO Bonds	5.00%	05/01/2047	1,000	1,255,746
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	$ 750	$ 847,228
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	2,525	3,048,129
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,390	3,912,333
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(g)	5.00%	07/15/2037	245	303,741
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(i)	5.00%	07/01/2036	1,010	1,256,481
Massachusetts (Commonwealth of) Transportation Fund; Series 2016 B, RB	4.00%	06/01/2046	2,565	2,900,573
Massachusetts (State of) Port Authority; Series 2016 B, RB(i)	4.00%	07/01/2046	1,215	1,353,728
				14,877,959
Michigan–4.41%
Academy of Warren; Series 2020 A, Ref.(g)	5.50%	05/01/2050	250	260,057
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	670	787,609
Detroit (City of), MI Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(d)(h)(j)	5.00%	07/01/2043	1,150	1,268,342
Detroit Downtown Development Authority; Series 2018 A, RB (INS - AGM)(d)(h)(j)	5.00%	07/01/2038	1,000	1,103,176
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	1,175	1,276,549
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(d)	5.00%	04/15/2041	2,925	3,424,539
Michigan (State of) Finance Authority; Series 2014 C-1, RB(b)(c)	5.00%	07/01/2022	1,275	1,310,849
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,905	2,195,676
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	1,700	2,005,529
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	840	1,028,895
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(h)	5.00%	07/01/2030	2,785	3,111,020
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	640	711,768
Series 2014 D-1, Ref. RB (INS - AGM)(h)	5.00%	07/01/2035	1,250	1,387,786
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	640	712,642
Series 2015, RB	5.00%	07/01/2035	1,305	1,494,511
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	170	187,771
Series 2020, Ref. RB	5.00%	06/01/2045	495	539,404
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(b)(c)	5.00%	06/01/2024	2,330	2,601,241
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB(b)(d)(j)	5.00%	12/01/2046	3,980	4,799,531
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group); Series 2010, Ref. RB	5.00%	11/15/2047	1,000	1,261,352
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(i)	5.00%	12/31/2032	750	921,998
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2017 B, RB(i)	5.00%	12/01/2042	1,000	1,206,951
				33,597,196
Minnesota–0.38%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	310	332,805
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	538,011
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,270	1,556,497
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	462,898
				2,890,211
Mississippi–0.99%
Medical Center Educational Building Corp. (The University of Mississippi Medical Center New Facilities and Refinancing); Series 2017 A, Ref. RB	5.00%	06/01/2047	3,000	3,570,995
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2046	1,000	1,164,439
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,135	1,096,371
West Rankin Utility Authority; Series 2018, RB(b)(c)	5.00%	01/01/2028	1,380	1,718,338
				7,550,143
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–1.37%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	$ 2,290	$ 2,300,057
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(i)	5.00%	03/01/2046	1,235	1,498,007
Series 2019 B, RB (INS - AGM)(h)(i)	5.00%	03/01/2049	1,020	1,235,658
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	520	573,763
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2014, RB	5.00%	02/01/2035	1,000	1,070,902
Series 2019, Ref. RB	5.00%	02/01/2048	335	402,326
Missouri (State of) Health & Educational Facilities Authority (Ranken Technical College); Series 2011 B, VRD RB (LOC - Northern Trust Co. (The))(p)(q)	0.01%	11/01/2031	960	960,000
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,140	2,405,993
				10,446,706
Nebraska–1.72%
Central Plains Energy Project (No. 3);
Series 2012, RB(r)	5.00%	09/01/2032	1,500	1,552,209
Series 2012, RB(r)	5.25%	09/01/2037	1,500	1,555,005
Series 2012, RB(r)	5.00%	09/01/2042	2,750	2,845,717
Series 2017 A, Ref. RB	5.00%	09/01/2034	210	284,305
Series 2017 A, Ref. RB	5.00%	09/01/2042	2,205	3,256,407
Central Plains Energy Project (No. 4); Series 2018, RB(c)	5.00%	01/01/2024	1,835	1,991,731
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2036	1,500	1,648,754
				13,134,128
New Hampshire–0.39%
New Hampshire (State of) Business Finance Authority; Series 2020 1-A, RB	4.13%	01/20/2034	1	1,163
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,835	2,948,241
				2,949,404
New Jersey–4.48%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(h)	5.75%	11/01/2028	940	1,149,767
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(d)(h)(j)	5.50%	09/01/2022	3,855	4,004,738
Series 2016 AAA, RB	5.00%	06/15/2041	1,100	1,287,535
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(i)	5.13%	09/15/2023	475	493,355
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(o)	1.65%	03/01/2028	500	506,061
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021, RB	4.00%	06/15/2034	1,050	1,234,404
Series 2021, RB	4.00%	06/15/2036	750	876,505
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(i)	5.13%	01/01/2034	1,250	1,371,149
Series 2013, RB(i)	5.38%	01/01/2043	1,000	1,100,545
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(i)	5.00%	12/01/2024	1,135	1,283,188
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(h)(k)	0.00%	12/15/2037	2,055	1,455,485
Series 2014, RB	5.00%	06/15/2030	945	1,177,124
Series 2015 AA, RB	5.25%	06/15/2033	1,545	1,783,039
Series 2015 AA, RB	4.75%	06/15/2035	655	728,663
Series 2018 A, Ref. RB	5.00%	12/15/2024	500	565,042
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,265	1,561,099
Series 2018 A, Ref. RB	5.00%	12/15/2036	600	735,671
Series 2018 A, Ref. RN(d)(j)	5.00%	06/15/2029	1,625	1,911,165
Series 2018 A, Ref. RN(d)(j)	5.00%	06/15/2030	555	651,363
Series 2018 A, Ref. RN(d)(j)	5.00%	06/15/2031	1,020	1,194,241
Series 2022 AA, Ref. RB	5.00%	06/15/2036	1,875	2,388,921
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Subseries 2016 A-1, RN	5.00%	06/15/2028	$ 1,035	$ 1,219,624
New Jersey (State of) Turnpike Authority; Series 2013 A, RB(b)(c)	5.00%	07/01/2022	900	925,445
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(i)	5.00%	12/01/2023	510	532,790
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,565	3,016,277
Series 2018 A, Ref. RB	5.25%	06/01/2046	855	1,024,091
				34,177,287
New York–22.19%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(g)(i)	5.25%	12/31/2033	400	436,996
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,775	2,778,889
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(d)(h)	4.00%	02/15/2047	3,380	3,810,095
Metropolitan Transportation Authority;
Series 2016 A, Ref. RB	5.25%	11/15/2032	640	774,339
Series 2019 A, RB (INS - AGM)(d)(h)	4.00%	11/15/2046	2,715	3,124,754
Series 2020 A-2, RB	4.00%	02/01/2022	1,190	1,197,277
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	615	669,647
Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	619,064
Series 2020 A-1, RB (INS - BAM)(h)	4.00%	11/15/2053	400	463,655
Series 2020 C-1, RB	5.25%	11/15/2055	1,365	1,682,146
New York & New Jersey (States of) Port Authority;
Series 2017 200, Ref. RB	5.25%	10/15/2057	1,005	1,224,626
Two Hundred Seventh Series 2018, Ref. RB(d)(i)(j)	5.00%	09/15/2028	3,360	4,186,938
New York (City of), NY;
Series 2020-XM0925, GO Bonds(d)	5.00%	08/01/2043	2,365	3,018,230
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	1,495	1,760,842
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	1,000	1,272,425
Series 2021-XM0937, Ctfs.(d)	4.00%	03/01/2047	2,640	3,100,351
Subseries 2015 F-5, VRD GO Bonds(p)	0.02%	06/01/2044	2,000	2,000,000
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB (INS - AGM)(h)	3.00%	03/01/2049	2,565	2,696,738
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	7,000	7,443,518
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	1,270	1,583,160
Series 2020 C-1, RB	4.00%	05/01/2039	2,045	2,448,583
Subseries 2013, RB(d)	5.00%	11/01/2038	10,155	11,014,898
New York (City of), NY Water & Sewer System;
Series 2012 FF, RB(d)	5.00%	06/15/2045	9,285	9,523,674
Series 2019 EE-2, Ref. RB(d)	4.00%	06/15/2040	2,850	3,358,825
Series 2020 GG-1, RB(d)	5.00%	06/15/2048	6,485	8,230,013
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	3,240	4,299,680
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(h)	5.00%	10/01/2024	225	225,892
Series 2018 E, RB(d)	5.00%	03/15/2045	5,850	7,290,681
Series 2021-XM0939, Revenue Ctfs.(d)	4.00%	03/15/2042	4,350	5,180,793
New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB	5.00%	02/15/2042	1,755	2,134,333
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2019 A, Ref. RB	4.00%	07/01/2040	650	713,788
Series 2019 A, Ref. RB	5.00%	07/01/2041	700	825,568
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB(b)(c)	5.00%	02/15/2023	2,900	3,067,766
Series 2014 C, RB(d)	5.00%	03/15/2040	5,655	6,204,289
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,265	1,610,494
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(h)	5.75%	07/01/2027	880	1,023,459
New York (State of) Mortgage Agency; Series 2021, RB	3.25%	10/01/2051	685	753,897
New York (State of) Thruway Authority;
Series 2020-XM0830, Ctfs.(d)	4.00%	01/01/2050	5,505	6,322,676
Series 2020-XX1127, Ctfs. (INS - AGM)(d)(h)(j)	4.00%	01/01/2050	2,670	3,088,146
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(d)	5.00%	12/15/2031	$ 2,910	$ 3,180,692
New York City (City of), NY Transitional Finance Authority; Series 2020-XF2864, Ctfs.(d)	4.00%	11/01/2045	3,410	3,996,993
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(g)	5.00%	11/15/2044	5,880	6,425,781
New York Power Authority; Series 2020-XF0956, Ctfs.(d)	4.00%	11/15/2050	3,740	4,392,084
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(i)	5.25%	08/01/2031	630	753,880
Series 2020, Ref. RB(i)	5.38%	08/01/2036	965	1,217,615
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	1,725	1,729,042
Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,360	1,363,134
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2031	245	295,507
Series 2018, RB(i)	5.00%	01/01/2033	2,145	2,576,736
Series 2018, RB(i)	5.00%	01/01/2034	2,070	2,483,113
Series 2018, RB(i)	4.00%	01/01/2036	1,535	1,726,957
Series 2018, RB(i)	5.00%	01/01/2036	645	770,809
Series 2020, RB(i)	5.00%	10/01/2035	250	310,656
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(i)	5.00%	10/01/2040	2,045	2,517,990
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	3,310	3,659,275
Series 2016 A, RB(i)	5.25%	01/01/2050	1,810	2,010,872
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,775	1,793,101
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	425	498,592
Triborough Bridge & Tunnel Authority; Series 2020-XL0169, Revenue Ctfs.(d)	5.00%	05/15/2051	2,215	2,841,212
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2021 A, RB	5.00%	11/15/2051	685	875,229
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,290	2,554,306
				169,134,721
North Carolina–2.88%
Charlotte (City of), NC; Series 2021 B, Ref. RB(i)	4.00%	07/01/2051	2,140	2,500,682
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2019, RB	4.00%	07/01/2044	640	742,532
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group); Series 2021, RB(c)	5.00%	12/01/2028	850	1,084,644
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(i)	5.00%	06/30/2054	3,180	3,470,586
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(d)	5.00%	10/01/2055	9,800	11,482,068
University of North Carolina at Chapel Hill; Series 2019, RB	5.00%	02/01/2049	1,685	2,651,967
				21,932,479
North Dakota–0.64%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,210	2,594,933
Series 2017 C, RB	5.00%	06/01/2048	1,970	2,299,274
				4,894,207
Ohio–6.63%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	2,695	3,187,443
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,105	1,207,092
American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2012, RB(b)(c)	5.00%	02/15/2022	3,610	3,645,249
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2037	1,470	1,706,919
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	545	630,161
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	480	558,751
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,430	5,011,811
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,745	10,041,152
Series 2020 B-3, Ref. RB(k)	0.00%	06/01/2057	8,765	1,446,120
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,150	1,226,959
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(g)	5.00%	06/01/2028	805	869,786
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052	$ 1,730	$ 2,071,896
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(b)(c)	8.00%	07/01/2022	1,505	1,570,464
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	2,525	2,754,036
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	2,520	3,000,060
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,710	2,067,451
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,410,648)(f)(g)	6.00%	04/01/2038	1,440	708,540
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,000	1,038,425
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(h)(i)	5.00%	12/31/2039	825	924,855
Ohio (State of) (University Health System, Inc.); Series 2021 A, Ref. RB	4.00%	01/15/2046	2,555	2,979,054
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(c)(i)	2.60%	10/01/2029	1,000	1,053,510
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(g)(i)	4.25%	01/15/2038	600	686,304
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	1,705	2,173,182
				50,559,220
Oklahoma–1.98%
Edmond Public Works Authority;
Series 2017, RB(d)	5.00%	07/01/2042	2,780	3,361,701
Series 2017, RB(d)	5.00%	07/01/2047	3,265	3,932,438
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	5,115	6,318,290
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(e)	5.00%	08/01/2052	1,990	29,850
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,285	1,442,877
				15,085,156
Oregon–0.64%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	510	562,681
University of Oregon; Series 2020, RB(d)(j)	5.00%	04/01/2050	3,410	4,301,713
				4,864,394
Pennsylvania–3.20%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	855	954,286
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,197,805
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The)); Series 2017 C, RB	5.00%	05/15/2037	1,000	1,100,531
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(h)(k)	0.00%	10/01/2036	700	439,262
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2027	750	850,241
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2040	600	720,251
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	1,010	1,166,362
Series 2018 A-2, RB	5.00%	12/01/2048	1,220	1,509,670
Series 2018 B, RB	5.25%	12/01/2048	1,200	1,503,927
Series 2021 A, RB	4.00%	12/01/2043	465	543,879
Series 2021 A, RB	4.00%	12/01/2044	510	595,195
Subseries 2014 A-2, RB(l)	5.13%	12/01/2039	1,000	1,111,946
Subseries 2017 B-1, RB	5.25%	06/01/2047	2,400	2,903,999
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,125	1,352,866
Series 2017 B, Ref. RB(i)	5.00%	07/01/2047	2,985	3,543,744
Series 2021, Ref. RB (INS - AGM)(h)(i)	4.00%	07/01/2037	2,085	2,480,389
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(g)	5.00%	06/15/2040	155	181,595
Series 2020, Ref. RB(g)	5.00%	06/15/2050	290	335,390
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	$ 735	$ 879,183
Series 2017 A, Ref. RB	5.00%	09/01/2047	865	1,025,773
				24,396,294
Puerto Rico–5.36%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,525	3,619,340
Series 2002, RB	5.63%	05/15/2043	1,520	1,528,925
Series 2005 A, RB(k)	0.00%	05/15/2050	6,050	981,399
Series 2005 B, RB(k)	0.00%	05/15/2055	2,600	240,283
Series 2008 A, RB(k)	0.00%	05/15/2057	15,290	1,086,864
Series 2008 B, RB(k)	0.00%	05/15/2057	38,355	2,130,007
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(h)	6.00%	07/01/2027	405	409,519
Series 2012 A, Ref. GO Bonds (INS - AGM)(h)	5.00%	07/01/2035	470	473,629
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB(b)	5.00%	07/01/2033	180	184,740
Series 2012 A, RB(b)	5.13%	07/01/2037	1,620	1,663,830
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2032	1,825	1,979,154
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2033	750	815,111
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2035	660	721,005
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(h)	5.00%	07/01/2032	125	125,937
Series 2005 L, Ref. RB (INS - NATL)(h)	5.25%	07/01/2035	350	380,298
Series 2007 CC, Ref. RB (INS - AGM)(h)	5.25%	07/01/2033	1,260	1,376,669
Series 2007 N, Ref. RB (INS - NATL)(h)	5.25%	07/01/2032	785	851,307
Series 2007 N, Ref. RB (INS - AGC)(h)	5.25%	07/01/2034	1,225	1,329,001
Series 2007 N, Ref. RB (INS - AGC)(h)	5.25%	07/01/2036	1,100	1,187,421
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(h)	6.00%	07/01/2024	2,065	2,088,041
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(k)	0.00%	07/01/2027	455	416,388
Series 2018 A-1, RB(k)	0.00%	07/01/2029	1,525	1,319,279
Series 2018 A-1, RB(k)	0.00%	07/01/2031	330	265,181
Series 2018 A-1, RB(k)	0.00%	07/01/2033	2,165	1,621,197
Series 2018 A-1, RB(k)	0.00%	07/01/2046	8,515	2,847,445
Series 2018 A-1, RB(k)	0.00%	07/01/2051	15,510	3,754,082
Series 2018 A-1, RB	4.75%	07/01/2053	1,385	1,569,647
Series 2018 A-1, RB	5.00%	07/01/2058	4,045	4,643,892
Series 2019 A-2, RB	4.33%	07/01/2040	1,115	1,251,596
				40,861,187
Rhode Island–0.16%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	1,105	1,241,515
South Carolina–1.42%
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,000	1,030,406
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(b)(c)	5.25%	08/01/2023	1,600	1,731,972
South Carolina (State of) Ports Authority;
Series 2015, RB(b)(c)(i)	5.25%	07/01/2025	1,905	2,223,519
Series 2015, RB(b)(c)(i)	5.25%	07/01/2025	240	280,128
Series 2015, RB(b)(c)(i)	5.25%	07/01/2025	1,140	1,330,610
South Carolina (State of) Public Service Authority;
Series 2014 C, Ref. RB	5.00%	12/01/2046	1,215	1,367,507
Series 2021 B, RB	4.00%	12/01/2047	2,440	2,877,409
				10,841,551
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Dakota–0.47%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	$ 1,660	$ 1,853,710
Series 2015, Ref. RB	5.00%	11/01/2045	1,475	1,687,839
				3,541,549
Tennessee–1.16%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,770	2,152,800
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2038	1,585	1,942,586
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	1,450	1,702,881
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(i)	5.00%	07/01/2049	665	822,942
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(c)	5.00%	11/01/2031	1,700	2,200,299
				8,821,508
Texas–12.87%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,750	1,825,035
Board of Regents of the University of Texas System; Series 2020 A, Ref. RB	3.50%	08/15/2050	1,565	1,976,976
Central Texas Regional Mobility Authority;
Series 2020 E, RB	5.00%	01/01/2045	725	901,273
Series 2020 E, RB	4.00%	01/01/2050	1,500	1,719,185
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,710	1,976,791
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 A, RB(b)(c)(i)	5.00%	11/01/2022	1,700	1,772,522
Series 2014 A, Ref. RB(i)	5.25%	11/01/2026	1,000	1,090,436
Dallas (City or), TX Area Rapid Transit; Series 2021 B, Ref. RB	4.00%	12/01/2051	1,280	1,504,468
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(p)	0.01%	11/01/2041	1,850	1,850,000
Houston (City of), TX (United Airlines, Inc.);
Series 2018, RB(i)	5.00%	07/15/2028	505	602,470
Series 2021 A, RB(i)	4.00%	07/01/2041	600	642,444
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(i)	4.75%	07/01/2024	1,780	1,886,972
Katy Independent School District; Series 2021 D, GO Bonds (CEP - Texas Permanent School Fund)	3.00%	02/15/2051	1,000	1,080,509
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(c)(g)	5.50%	08/15/2024	1,360	1,541,127
Lower Colorado River Authority;
Series 2012 A, Ref. RB(b)(c)	5.00%	05/15/2022	5	5,106
Series 2012 A, Ref. RB(b)	5.00%	05/15/2030	2,390	2,441,420
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(g)(i)	4.63%	10/01/2031	3,150	3,313,460
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2028	1,005	1,115,361
Series 2018, Ref. RB	5.00%	10/01/2031	600	659,154
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook);
Series 2017 B, RB	4.75%	07/01/2042	1,115	788,569
Series 2017 B, RB	5.00%	07/01/2052	595	404,687
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	75	75,068
Series 2021, RB	2.00%	11/15/2061	1,000	688,158
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	815	845,667
Series 2016, Ref. RB	5.00%	07/01/2046	665	680,812
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(h)	5.00%	04/01/2046	2,055	2,245,033
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(g)	10.00%	12/01/2025	265	290,333
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	505	542,126
Series 2017, Ref. RB	5.00%	01/01/2047	630	674,979
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	2,550	2,822,933
North Texas Tollway Authority;
Series 2008 I, Ref. RB(b)(c)	6.20%	01/01/2025	1,000	1,176,629
Series 2015 B, Ref. RB(d)(j)	5.00%	01/01/2040	10,095	10,591,283
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
San Antonio (City of), TX; Series 2013, RB(b)(c)	5.00%	02/01/2023	$ 2,695	$ 2,845,545
San Antonio (City of), TX Water System; Series 2021 A, Ref. RB	4.00%	05/15/2051	1,325	1,583,309
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(d)	5.00%	02/15/2047	3,530	4,167,411
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,830	3,044,175
Series 2016, Ref. RB	5.00%	05/15/2045	1,380	1,476,220
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, RB (Acquired 12/07/2007; Cost $743,795)(e)(f)	5.75%	12/31/2049	825	470,250
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $412,619)(e)(f)	5.75%	02/15/2025	440	308,000
Series 2017 A, RB (Acquired 12/15/2016; Cost $2,003,663)(e)(f)	6.38%	02/15/2048	1,985	1,389,500
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	100,273
Series 2020, Ref. RB	6.75%	11/15/2051	85	99,882
Series 2020, Ref. RB	6.88%	11/15/2055	85	100,243
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,315	5,094,158
Texas (State of) (College Student Loan); Series 2017, GO Bonds(i)	3.00%	08/01/2034	1,000	1,086,438
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,730	2,024,009
Series 2019, RB(k)	0.00%	08/01/2042	2,290	1,007,910
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB(b)(c)	5.00%	08/15/2022	3,780	3,909,370
Series 2015 B, Ref. RB(k)	0.00%	08/15/2036	3,555	2,050,484
Series 2015 B, Ref. RB(k)	0.00%	08/15/2037	1,210	665,144
Series 2015 C, Ref. RB	5.00%	08/15/2042	5,275	5,902,145
Texas (State of) Water Development Board (State Water Implementation Fund); Series 2017 A, RB	4.00%	10/15/2035	280	328,465
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,165	4,805,111
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(i)	5.00%	12/31/2055	1,170	1,304,287
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(i)	7.00%	12/31/2038	1,500	1,669,665
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(i)	5.00%	06/30/2058	2,430	2,921,267
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	10,030
				98,094,277
Utah–4.28%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(g)	4.00%	03/01/2051	500	514,317
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	490,914
Salt Lake City (City of), UT;
Series 2017 A, RB(d)(i)	5.00%	07/01/2047	2,770	3,308,161
Series 2018 A, RB(i)	5.00%	07/01/2048	1,245	1,495,203
Series 2018 A, RB(i)	5.25%	07/01/2048	1,650	2,009,416
Series 2021 A, RB(i)	5.00%	07/01/2051	3,745	4,711,517
University of Utah; Series 2013 A, RB(b)(c)(d)	5.00%	08/01/2023	14,235	15,359,050
Utah (County of), UT; Series 2016 B, RB(d)	4.00%	05/15/2047	2,070	2,235,218
Weber (County of), UT (IHC Health Services, Inc.); Series 2000 C, VRD RB(p)	0.01%	02/15/2035	2,500	2,500,000
				32,623,796
Virgin Islands–0.25%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025	655	656,704
Series 2010 A, RB	5.00%	10/01/2029	1,250	1,253,252
				1,909,956
Virginia–2.51%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	1,275	1,966,709
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $335,000)(f)	5.00%	09/01/2050	335	305,236
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2017, RB(i)	5.00%	01/01/2040	$ 380	$ 381,421
Series 2019, RB(i)	5.00%	01/01/2044	2,435	2,443,877
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(i)	6.00%	01/01/2037	905	934,193
Series 2012, RB(i)	5.50%	01/01/2042	3,650	3,753,911
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB(i)	5.00%	07/01/2034	3,390	3,402,890
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	1,190	1,421,623
Series 2017, RB(i)	5.00%	12/31/2052	2,505	2,979,957
Virginia (Commonwealth of) Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,345	1,535,462
				19,125,279
Washington–3.25%
Energy Northwest (Columbia Generating Station); Series 2020 A, Ref. RB	4.00%	07/01/2039	1,575	1,891,750
Kalispel Tribe of Indians; Series 2018 A, RB(g)	5.00%	01/01/2032	1,400	1,662,813
King (County of), WA; Series 2020 A, Ref. RB	4.00%	01/01/2052	3,060	3,563,389
Washington (State of); Series 2019 A, GO Bonds(d)	5.00%	08/01/2042	1,910	2,362,259
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,195	1,447,260
Series 2018, RB(d)(j)	5.00%	07/01/2048	4,275	5,145,916
Series 2018, RB	5.00%	07/01/2048	855	1,020,376
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB(d)(j)	5.00%	08/01/2044	3,705	4,554,500
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(g)	5.00%	07/01/2046	440	455,070
Series 2016 A, Ref. RB(g)	5.00%	07/01/2051	365	376,733
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	2,250	2,301,524
				24,781,590
West Virginia–0.13%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(g)	7.50%	06/01/2043	850	998,754
Wisconsin–3.84%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(g)	6.75%	08/01/2031	640	683,456
Series 2017, RB(g)	6.75%	12/01/2042	2,190	2,391,216
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(d)(j)	5.00%	03/01/2046	6,060	7,036,186
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(g)	5.13%	06/15/2039	630	687,212
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(h)(k)	0.00%	12/15/2055	6,470	1,877,579
Series 2020 D, RB (INS - AGM)(h)(k)	0.00%	12/15/2060	25,015	5,768,161
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Alliance); Series 2013, Ref. RB	4.00%	11/15/2043	1,255	1,458,463
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,850	3,308,651
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(g)	6.13%	02/01/2050	425	466,473
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(g)	6.38%	01/01/2048	665	517,086
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,710	2,042,056
Series 2018 A, RB	5.35%	12/01/2045	1,710	2,032,355
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	895	1,019,669
				29,288,563
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–0.36%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(c)(d)	5.00%	01/01/2047	$ 2,250	$ 2,731,708
TOTAL INVESTMENTS IN SECURITIES(s)–162.72% (Cost $1,152,037,157)					1,240,255,119
FLOATING RATE NOTE OBLIGATIONS–(26.24)%
Notes with interest and fee rates ranging from 0.57% to 0.77% at 11/30/2021 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(t)					(199,975,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(35.86)%					(273,292,176)
OTHER ASSETS LESS LIABILITIES–(0.62)%					(4,795,727)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$762,192,216
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Underlying security related to TOB Trusts entered into by the Trust.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $4,787,694, which represented less than 1% of the Trust’s Net Assets.
(f)	Restricted security. The aggregate value of these securities at November 30, 2021 was $6,771,789, which represented less than 1% of the Trust’s Net Assets.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $46,965,973, which represented 6.16% of the Trust’s Net Assets.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)	Security subject to the alternative minimum tax.
(j)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $50,046,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(k)	Zero coupon bond issued at a discount.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(p)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2021.
(q)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(r)	Security subject to crossover refunding.
(s)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(t)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2021. At November 30, 2021, the Trust’s investments with a value of $323,605,528 are held by TOB Trusts and serve as collateral for the $199,975,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,238,868,790	$1,386,329	$1,240,255,119
Other Investments - Assets
Investments Matured	—	88	—	88
Total Investments	$—	$1,238,868,878	$1,386,329	$1,240,255,207
Invesco Trust for Investment Grade Municipals